Exhibit 99.1

World Omni Auto Receivables Trust 2024-C
Monthly Servicer Certificate
January 31, 2025

Dates Covered
Collections Period	01/01/25 - 01/31/25
Interest Accrual Period	01/15/25 - 02/17/25
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/24	986,820,520.65	39,707
Yield Supplement Overcollateralization Amount 12/31/24	76,867,508.41	0
Receivables Balance 12/31/24	1,063,688,029.06	39,707
Principal Payments	36,682,094.11	798
Defaulted Receivables	1,793,701.26	54
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/25	73,151,833.06	0
Pool Balance at 01/31/25	952,060,400.63	38,855

Pool Statistics	$ Amount	# of Accounts
Pool Factor	78.11%
Prepayment ABS Speed	1.74%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	9,013,005.20	298
Past Due 61-90 days	2,867,611.36	105
Past Due 91-120 days	722,745.50	31
Past Due 121+ days	0.00	0
Total	12,603,362.06	434

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.23%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.35%
Delinquency Trigger Occurred	NO

Recoveries	1,257,724.61
Aggregate Net Losses/(Gains) - January 2025	535,976.65
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.60%
Prior Net Losses/(Gains) Ratio	1.29%
Second Prior Net Losses/(Gains) Ratio	0.57%
Third Prior Net Losses/(Gains) Ratio	0.79%
Four Month Average	0.81%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.26%

Overcollateralization Target Amount	8,568,543.61
Actual Overcollateralization	8,568,543.61
Weighted Average Contract Rate	6.72%
Weighted Average Contract Rate, Yield Adjusted	10.28%
Weighted Average Remaining Term	56.79

Flow of Funds	$ Amount
Collections	44,008,897.88
Investment Earnings on Cash Accounts	16,165.54
Servicing Fee	(886,406.69)
Transfer to Collection Account	-
Available Funds	43,138,656.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,706,461.75
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	7,718,735.33
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,160,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,568,543.61
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,770,174.04

Total Distributions of Available Funds	43,138,656.73

Servicing Fee	886,406.69
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 01/15/25	977,939,135.96
Principal Paid	34,447,278.94
Note Balance @ 02/18/25	943,491,857.02

Class A-1
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-2a
Note Balance @ 01/15/25	196,948,127.02
Principal Paid	14,784,239.89
Note Balance @ 02/18/25	182,163,887.13
Note Factor @ 02/18/25	91.0819436%

Class A-2b
Note Balance @ 01/15/25	261,941,008.94
Principal Paid	19,663,039.05
Note Balance @ 02/18/25	242,277,969.89
Note Factor @ 02/18/25	91.0819436%

Class A-3
Note Balance @ 01/15/25	403,000,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	403,000,000.00
Note Factor @ 02/18/25	100.0000000%

Class A-4
Note Balance @ 01/15/25	61,570,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	61,570,000.00
Note Factor @ 02/18/25	100.0000000%

Class B
Note Balance @ 01/15/25	36,320,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	36,320,000.00
Note Factor @ 02/18/25	100.0000000%

Class C
Note Balance @ 01/15/25	18,160,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	18,160,000.00
Note Factor @ 02/18/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,921,203.75
Total Principal Paid	34,447,278.94
Total Paid	38,368,482.69

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	784,510.04
Principal Paid	14,784,239.89
Total Paid to A-2a Holders	15,568,749.93

Class A-2b
SOFR Rate	4.40654%
Coupon	4.87654%
Interest Paid	1,206,401.04
Principal Paid	19,663,039.05
Total Paid to A-2b Holders	20,869,440.09

Class A-3
Coupon	4.43000%
Interest Paid	1,487,741.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,487,741.67

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.2391919
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.4558911
Total Distribution Amount	31.6950830

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.9225502
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	73.9211995
Total A-2a Distribution Amount	77.8437497

A-2b Interest Distribution Amount	4.5353423
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	73.9211994
Total A-2b Distribution Amount	78.4565417

A-3 Interest Distribution Amount	3.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6916667

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	224.08
Noteholders' Third Priority Principal Distributable Amount	527.18
Noteholders' Principal Distributable Amount	248.74

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/25	3,026,385.22
Investment Earnings	10,932.10
Investment Earnings Paid	(10,932.10)
Deposit/(Withdrawal)	-
Balance as of 02/18/25	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22